Defined benefit scheme (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations
	Valuation at
	2 0 2 5	2 0 2 4
	%	%

Discount rate	4.61	5.44
Expected return on the plan assets	4.61	5.44
Rate of increase in compensation	5	5

Expected rate of termination:
0-1 years	35	35
1-2 years	35	35
2-3 years	25	25
3-4 years	15	15
4-5 years	15	15
5 years and more	7.5	7.5

Schedule of Present Value of Defined Benefit Obligation in Current Period
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Opening defined benefit obligation	6,793	5,944	2,129
Current service cost	552	489	173
Interest cost	382	327	120
Actuarial losses/(gains) arising from changes in financial assumptions	249	(7)	78
Actuarial losses/(gains) arising from changes in demographic assumptions	-	(72)	-
Actuarial losses arising from experience adjustments	301	283	94
Benefits paid	(25)	(171)	(8)
Closing defined benefit obligation	8,252	6,793	2,586

Schedule of Defined Benefit Assets in Current Period
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Opening defined benefit assets	5,742	4,937	1,800
Employer contribution	352	324	110
Expected return on the plan assets	324	275	101
Changes in financial assumptions	498	307	156
Interest losses on severance payment allocated to remuneration benefits	(25)	(29)	(8)
Benefits paid	-	(72)	-
Closing defined benefit assets	6,891	5,742	2,159

Schedule of Assets and Liabilities Recognized in Balance Sheets
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Present value of funded liability	8,252	6,793	2,586
Fair value of unrecognized asset	-	51	-
Fair value of plan assets - accumulated deposit in executive insurance	(6,891)	(5,742)	(2,159)
Net liability deriving from defined benefit obligation	1,361	1,102	427